Discontinued Operations and Disposal Groups (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and due from banks	$ 72	$ 89
Interest-bearing deposits with banks	342	334
Premises and equipment	72	78
Goodwill	3,745	3,780
CDI and other intangible assets	1,251	1,359
Other assets	2,173	2,015
Assets of discontinued operations	7,655	7,655
Other liabilities	3,539	3,081
Liabilities of discontinued operations	$ 3,539	$ 3,081